Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Cash and cash equivalents	$ 7,771	$ 11,887	$ 198,122	$ 145,530
Trade and other receivables	13,383	24,444
Due from related parties	10,408	15,295
Credit risk
Financial Risk Management
Cash and cash equivalents	7,771	11,887
Trade and other receivables	13,383	24,444
Due from related parties	$ 10,408	$ 15,295
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	44.00%	39.00%	44.00%